OTHER LONG TERM LIABILITIES (Details) - USD ($) $ in Thousands	Feb. 29, 2016	Feb. 28, 2015
Warranty accrual	$ 275	$ 343
Deferred Revenue	498	578
Termination Fee, Noncurrent		156
Capital lease obligation		62
Total Other Long Term Liabilities	773	1,139
Other Noncurrent Liabilities
Warranty accrual	$ 275	$ 343